Summary of Significant Accounting Policies (Details) - Schedule of Redeemable Ordinary Shares - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Redeemable Ordinary Shares [Abstract]
Net loss	$ (122,363)	$ (35,544)	$ (342,866)	$ (495,826)	$ (967,614)	$ (599,127)
Weighted average shares outstanding, basic and diluted	1,915,531	5,477,208	1,932,251	5,755,372	4,636,222	6,111,000
Basic and diluted net loss per ordinary share	$ (0.06)	$ (0.01)	$ (0.18)	$ (0.09)	$ (0.21)	$ (0.1)